Deferred tax (Details) - GBP (£) £ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax
Gross losses	£ 79,740	£ 75,530	£ 71,139
Potential deferred tax asset	£ 19,935	£ 18,947	£ 17,867